Loans (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans		$ 372,400,000		$ 284,200,000
Allowance for loan losses		276,963,000	[1],[2]	384,351,000	[1],[2]	664,799,000	[1],[2]	896,914,000
Average balance of impaired loans		487,183,000		551,303,000
Interest income recognized on impaired loan		6,998,000		6,543,000
Provision for loan losses		78,000,000		44,000,000		270,000,000
Charge-offs		225,010,000		377,268,000		576,541,000
Unpaid Principal Balance After Partial ChargeOffs And Locom	126,000,000
Discharged Bankruptcy Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses		23,000,000
Charge-offs		33,000,000
Percentage Of Current Nonperforming Loans		80.00%
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		24,928,000	[2]	26,194,000	[2]	65,009,000	[2]	123,896,000
TDRS Maturities		40 years
Provision for loan losses		9,314,000	[3]	31,028,000		2,096,000
Charge-offs		13,604,000	[4]	75,218,000	[5]	71,113,000
Permanent Mortgage Portfolio Segment [Member] | Nonperforming Loan Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses	29,800,000
Charge-offs	40,200,000
Unpaid Principal Balance Of Loans Sold	188,000,000
Unpaid Principal Balance After Partial ChargeOffs And Locom	126,000,000
Loans Held For Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Troubled debt restructurings loans		178,200,000		98,000,000
Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		39.00%
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage		32.00%
Allowance for loan losses		128,949,000	[1]	165,077,000	[1]	192,350,000	[1]	215,088,000
TDRS Maturities		30 years
Provision for loan losses		94,020,000	[3]	121,630,000		178,125,000
Charge-offs		147,918,000	[4]	164,922,000		233,269,000
Bank Related And Trup S [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of commercial loan portfolio		6.00%
Concentration risk, percentage		3.00%
Commercial loans		600,000,000
Modified Loans Classified As Tdr [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		58,900,000		52,700,000
Ratio of the allowance for loan losses to loans		16.00%		19.00%
Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of commercial loan portfolio		21.00%
Concentration risk, percentage		11.00%
Commercial loans		1,800,000,000
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average balance of impaired loans		244,761,000		370,496,000
Interest income recognized on impaired loan		1,415,000		2,678,000
Loans pledged to secure potential borrowings from Federal Reserve Bank		5,000,000,000
Commercial Portfolio Segment [Member] | Nonperforming Loan Sale [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Provision for loan losses	6,000,000
Charge-offs	7,300,000
Unpaid Principal Balance Of Loans Sold	32,000,000
Unpaid Principal Balance After Partial ChargeOffs And Locom	23,000,000
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		6,898,000		7,081,000		12,886,000		75,557,000
Provision for loan losses		9,239,000		9,631,000		(22,337,000)
Charge-offs		12,624,000		19,253,000		47,564,000
Credit Card Portfolio Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit card workout program, granted rate reduction		0.00%
Credit card workout program, term extension		5 years
Heloc, Real Estate Installment And Permanent Mortgage Classes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Consumer TDR, reduction of interest rate by increment, basis points		25.00%
Modified interest rate time period		5 years
Restricted Consumer Real Estate Loans And Secured Borrowings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		13,300,000		25,700,000		42,100,000
Restricted Permanent Mortgage Real Estate Loans And Secured Borrowings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses		800,000		6,100,000		5,400,000
Maximum [Member] | Commercial Loan P D Grade Sixteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		16
Maximum [Member] | Commercial Loan L G D Grade Twelve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		12
Maximum [Member] | Bank Related And Trup S [Member] | Commercial Loan P D Grade Thirteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		13
Maximum [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Forbearance agreements time period		6 months
Maximum [Member] | Credit Card Portfolio Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period		1 year
Minimum [Member] | Commercial Loan P D Grade One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		1
Minimum [Member] | Commercial Loan P D Grade Thirteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loans		500,000
Minimum [Member] | Commercial Loan L G D Grade One [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		1
Minimum [Member] | Non Accruing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired commercial loans		$ 1,000,000
Minimum [Member] | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Forbearance agreements time period		3 months
Minimum [Member] | Credit Card Portfolio Class [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Payment reductions, time period		6 months
Minimum [Member] | Heloc, Real Estate Installment And Permanent Mortgage Classes [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Modified interest rate		1.00%
PD Grade | Commercial Loan P D Grade Twelve [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		12
PD Grade | Commercial Loan P D Grade Thirteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		13
PD Grade | Commercial Loan P D Grade Fourteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		14
PD Grade | Commercial Loan P D Grade Fifteen [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan grades		15
PD Grade | Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Time period of default probability		1 year

[1]	Consumer real estate includes $13.3 million, $25.7 million and $42.1 million of reserves, respectively, and $402.4 million, $600.2 million and $701.8 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[2]	Permanent mortgage includes $0.8 million, $6.1 million and $5.4 million of reserves, respectively, and $13.2 million, $40.6 million and $55.7 million of balances in restricted loans and secured borrowings as of December 31, 2012, 2011, and 2010, respectively.
[3]	2012 includes approximately $23 million of loan loss provision related to discharged bankruptcies.
[4]	2012 includes approximately $33 million of charge-offs associated with discharged bankruptcies, largely included in the consumer real estate portfolio segment.
[5]	2011 includes $40.2 million of charge-offs associated with loan sales, a majority of which were nonperforming permanent mortgages.